Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus performance table

The following table provides certain summary information concerning the relationship between executive “compensation actually paid” to our principal executive officer (“PEO”) and other NEOs and certain financial performance of the Company. The “compensation actually paid” does not necessarily reflect the value received or realized by our NEOs or how the compensation committee evaluates compensation decisions in light of Company performance. Information on the compensation realized by our NEOs can be found on pages 61 to 67. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation -- Compensation Discussion and Analysis” beginning on page 49. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO				Value of Initial Fixed $100 Investment Based On:
Year	Mr. Kumar	Mr. Humphries	Mr. Kumar	Mr. Humphries	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Share- holder Return	Peer Group Total Share- holder Return	Net Income (GAAP) ($M)	Revenue (GAAP) ($M)
2025	$21,532,448	—	$26,662,787	—	$5,544,286	$6,453,872	$109.43	$196.16	$2,230	$21,108
2024	$16,801,707	—	$14,296,554	—	$5,832,357	$5,669,163	$99.77	$166.40	$2,240	$19,736
2023	$22,563,405	$4,216,416	$23,063,570	$(11,121,997)	$4,217,441	$3,122,360	$96.44	$133.10	$2,126	$19,353
2022	—	$17,943,894	—	$(949,565)	$4,263,584	$808,056	$71.77	$105.40	$2,290	$19,428
2021	—	$19,687,285	—	$22,375,791	$5,654,584	$6,736,685	$109.64	$128.71	$2,137	$18,507

Company Selected Measure Name	revenue
Named Executive Officers, Footnote

Summary Compensation Table Total for PEO. Mr. Kumar served as our CEO for all of 2025 and 2024. During 2023, Mr. Kumar and Brian Humphries each served for a period of time as our CEO and Mr. Humphries was our CEO for 2021 and 2022. The dollar amounts shown in these two columns represent the “SEC Total” as set forth in the Summary compensation table.

Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return. The peer group used for this column is the S&P 500 Information Technology Sector Index (S51NFT).
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to PEO. The dollar amounts shown represent the amount of “compensation actually paid” to Mr. Kumar for 2025, as computed in accordance with Item 402 (v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Kumar. In accordance with these rules, these amounts reflect “SEC Total” as set forth in the 2025 Summary compensation table, adjusted as shown below. Equity values are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The methodology assumptions used to compute these values do not materially differ from those used at the time of grant.

Compensation actually paid to Mr. Kumar	2025
Summary Compensation Table Total	$21,532,448
Less, value of Stock Awards reported in Summary Compensation Table	$(15,824,498)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$14,958,168
Plus, fair value as of vesting date of equity awards granted and vested in the year	$1,400,479
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$4,492,627
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$103,563
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation actually paid to PEO	$26,662,787

Non-PEO NEO Average Total Compensation Amount	$ 5,544,286	$ 5,832,357	$ 4,217,441	$ 4,263,584	$ 5,654,584
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,453,872	5,669,163	3,122,360	808,056	6,736,685
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Compensation Actually Paid to Non-PEO NEOs. The dollar amounts shown represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Kumar) for 2025, as computed in accordance with Item 402 (v) of Regulation S-K, and do not reflect the total compensation actually realized or received by such NEOs. In accordance with these rules, these amounts reflect “SEC Total” as set forth in the 2025 Summary compensation table, adjusted as shown below. Equity values are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The methodology assumptions used to compute these values do not materially differ from those used at the time of grant.

Average compensation actually paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$5,544,286
Less, average value of Stock Awards reported in Summary Compensation Table	$(3,470,572)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$3,107,430
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$444,913
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$753,447
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$74,368
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Average compensation actually paid to non-PEO NEOs	$6,453,872

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between compensation actually paid and performance

The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the Pay versus performance table annually from 2021 to 2025. For each column below, the amount shown represents the percentage increase or percentage decrease in such item annually from 2021 to 2025; amounts for the relevant years used in such calculations are shown in the Pay versus performance table on page 82.

Period	Compensation Actually Paid to Mr. Kumar	Compensation Actually Paid to Mr. Humphries	Average Compensation Actually Paid to Other NEOs	Company TSR	Peer Group TSR	Net Income	Revenue
2024 to 2025	86.5%	—	13.8%	9.7%	17.9%	(0.4%)	7.0%
2023 to 2024	(38.0%)	—	81.6%	3.5%	25.0%	5.4%	2.0%
2022 to 2023	—	(1,071.3%)	286.4%	34.4%	26.3%	(7.2%)	(0.4%)
2021 to 2022	—	(104.2%)	(88.0%)	(34.5%)	(18.1%)	7.2%	5.0%

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between compensation actually paid and performance

The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the Pay versus performance table annually from 2021 to 2025. For each column below, the amount shown represents the percentage increase or percentage decrease in such item annually from 2021 to 2025; amounts for the relevant years used in such calculations are shown in the Pay versus performance table on page 82.

Period	Compensation Actually Paid to Mr. Kumar	Compensation Actually Paid to Mr. Humphries	Average Compensation Actually Paid to Other NEOs	Company TSR	Peer Group TSR	Net Income	Revenue
2024 to 2025	86.5%	—	13.8%	9.7%	17.9%	(0.4%)	7.0%
2023 to 2024	(38.0%)	—	81.6%	3.5%	25.0%	5.4%	2.0%
2022 to 2023	—	(1,071.3%)	286.4%	34.4%	26.3%	(7.2%)	(0.4%)
2021 to 2022	—	(104.2%)	(88.0%)	(34.5%)	(18.1%)	7.2%	5.0%

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between compensation actually paid and performance

The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the Pay versus performance table annually from 2021 to 2025. For each column below, the amount shown represents the percentage increase or percentage decrease in such item annually from 2021 to 2025; amounts for the relevant years used in such calculations are shown in the Pay versus performance table on page 82.

Period	Compensation Actually Paid to Mr. Kumar	Compensation Actually Paid to Mr. Humphries	Average Compensation Actually Paid to Other NEOs	Company TSR	Peer Group TSR	Net Income	Revenue
2024 to 2025	86.5%	—	13.8%	9.7%	17.9%	(0.4%)	7.0%
2023 to 2024	(38.0%)	—	81.6%	3.5%	25.0%	5.4%	2.0%
2022 to 2023	—	(1,071.3%)	286.4%	34.4%	26.3%	(7.2%)	(0.4%)
2021 to 2022	—	(104.2%)	(88.0%)	(34.5%)	(18.1%)	7.2%	5.0%

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between compensation actually paid and performance

The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the Pay versus performance table annually from 2021 to 2025. For each column below, the amount shown represents the percentage increase or percentage decrease in such item annually from 2021 to 2025; amounts for the relevant years used in such calculations are shown in the Pay versus performance table on page 82.

Period	Compensation Actually Paid to Mr. Kumar	Compensation Actually Paid to Mr. Humphries	Average Compensation Actually Paid to Other NEOs	Company TSR	Peer Group TSR	Net Income	Revenue
2024 to 2025	86.5%	—	13.8%	9.7%	17.9%	(0.4%)	7.0%
2023 to 2024	(38.0%)	—	81.6%	3.5%	25.0%	5.4%	2.0%
2022 to 2023	—	(1,071.3%)	286.4%	34.4%	26.3%	(7.2%)	(0.4%)
2021 to 2022	—	(104.2%)	(88.0%)	(34.5%)	(18.1%)	7.2%	5.0%

Tabular List [Table Text Block]

Financial performance measures

As required, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs for 2025 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation -- Compensation discussion and analysis.” These measures are unranked.

•	Revenue, which is utilized in our ACI and certain PSUs as Revenue adjusted for currency fluctuations and acquisitions (as described on pages 54 to 58)
•	Adjusted operating margin (as described on pages 54 and 57)
•	Adjusted diluted earnings per share (as described on pages 55 and 58)
•	Relative total shareholder return (as described on pages 55, 56 and 58)

Total Shareholder Return Amount					109.64	$ 71.77	$ 96.44	$ 99.77	$ 109.43
Peer Group Total Shareholder Return Amount					128.71	$ 105.40	$ 133.10	$ 166.40	$ 196.16
Net Income (Loss) Attributable to Parent	$ 2,230,000,000	$ 2,240,000,000	$ 2,126,000,000	$ 2,290,000,000	$ 2,137,000,000
Company Selected Measure Amount	21,108,000,000	19,736,000,000	19,353,000,000	19,428,000,000	18,507,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]

Cognizant Reported Revenue per US GAAP. We have presented revenue, calculated in accordance with U.S. GAAP, since revenue, as adjusted for currency fluctuations and acquisitions, is the most significant performance metric in the Company’s ACI and annual PSU awards granted prior to 2024 (annual PSU awards granted from 2024 onward tie performance to relative constant currency revenue growth compared to a set of peer companies). In the presentation, we have not adjusted the revenue amounts for acquisitions because there are differences in acquisitions required to be adjusted for ACI and each of the applicable annual PSU awards due to the timing of the target-setting process for each of the awards. Additionally, we have not adjusted the presented revenue amounts for impacts of currency as currency adjustments are relative to the applicable base year of measurement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return
Less, average value of Stock Awards reported in Summary Compensation Table | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,470,572)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,107,430
Plus, average fair value as of vesting date of equity awards granted and vested in the year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	444,913
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	753,447
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,368
Less, average prior year-end fair value for any equity awards forfeited in the year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Mr. Kumar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	21,532,448	$ 16,801,707	$ 22,563,405	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 26,662,787	$ 14,296,554	$ 23,063,570	0	0
PEO Name	Mr. Kumar	Mr. Kumar	Mr. Kumar
Mr. Kumar [Member] | Less, value of Stock Awards reported in Summary Compensation Table | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,824,498)
Mr. Kumar [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,958,168
Mr. Kumar [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,400,479
Mr. Kumar [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,492,627
Mr. Kumar [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,563
Mr. Kumar [Member] | Less, prior year-end fair value for any equity awards forfeited in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Mr. Humphries [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	$ 0	$ 4,216,416	17,943,894	19,687,285
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ (11,121,997)	$ (949,565)	$ 22,375,791
PEO Name			Brian Humphries	Mr. Humphries	Mr. Humphries